United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2003

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ April 16, 2003

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto Culver Cl. B           COM              013068101     8245   167300 SH       SOLE                   167300
Avanex Corp.                   COM              05348W109        9    11648 SH       SOLE                    11648
Avanex Corp./R 3/01            COM              05348W992       21    27131 SH       SOLE                    27131
Cadence Dsg Sys, Inc.          COM              127387108      370    36985 SH       SOLE                    36985
Caterpillar                    COM              149123101     6421   130500 SH       SOLE                   130500
ChevronTexaco Corp.            COM              166764100      200     3094 SH       SOLE                     3094
Cintas Corp.                   COM              172908105     4903   149030 SH       SOLE                   149030
Cirrus Logic, Inc./R /10/02    COM              172755993       26    12782 SH       SOLE                    12782
Colonial Municpal Tr           COM              195768106      261    25700 SH       SOLE                    25700
Consol Energy, Inc.            COM              20854P109     7848   474800 SH       SOLE                   474800
Constellation Copper           COM              21036T100       46  1697280 SH       SOLE                  1697280
Discovery Ptners Int'l         COM              254675101       78    28421 SH       SOLE                    28421
Fastenal Co.                   COM              311900104     6275   222600 SH       SOLE                   222600
Gardner Denver, Inc.           COM              365558105     6227   338400 SH       SOLE                   338400
Hathor Exploration, Ltd.       COM              419018106      136   499999 SH       SOLE                   499999
Hawaiian Electric              COM              419870100      245     6000 SH       SOLE                     6000
Health Mgmt. Assoc.            COM              421933102     8527   448800 SH       SOLE                   448800
Helmerich & Payne              COM              423452101     8070   315000 SH       SOLE                   315000
Intuitive Surgical, Inc.       COM              46120E107      332    51460 SH       SOLE                    51460
Japan Small Cap. Fd            COM              47109U104     2611   420500 SH       SOLE                   420500
Jumbo Development              COM              48138P108      136  1000000 SH       SOLE                  1000000
Latitude Comm                  COM              518292107       32    22677 SH       SOLE                    22677
Linear Technology              COM              535678106    17827   577479 SH       SOLE                   577479
MBIA, Inc.                     COM              55262C100     7172   185600 SH       SOLE                   185600
Mettler-Toledo Int'l           COM              592688105     9838   330247 SH       SOLE                   330247
Molex Inc. Cl A                COM              608554200     7323   398200 SH       SOLE                   398200
Nuance Comm.                   COM              669967101       79    36052 SH       SOLE                    36052
Robert Half Int'l              COM              770323103     7974   599100 SH       SOLE                   599100
St. Mary Land & Exp.           COM              792228108    32930  1314581 SH       SOLE                  1314581
Tidewater Inc.                 COM              886423102     9804   341350 SH       SOLE                   341350
Transocean, Inc.               COM              G90078109     1225    59900 SH       SOLE                    59900
Tularik, Inc.                  COM              899165104       75    14876 SH       SOLE                    14876
Walgreen Co.                   COM              931422109     9083   308100 SH       SOLE                   308100
Waters Corporation             COM              941848103     8644   408500 SH       SOLE                   408500
Westport Resources             COM              961418100    10494   520800 SH       SOLE                   520800